UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2012 (Unaudited)

DWS Capital Growth Fund
	Shares	Value ($)
Common Stocks 97.3%
Consumer Discretionary 15.7%
Auto Components 0.7%
BorgWarner, Inc.* (a)	138,826	9,942,718
Hotels, Restaurants & Leisure 2.7%
McDonald's Corp.	156,260	13,783,694
Starwood Hotels & Resorts Worldwide, Inc.	288,049	16,522,491
Wynn Resorts Ltd. (a)	63,572	7,151,214

		37,457,399
Internet & Catalog Retail 0.5%
Amazon.com, Inc.*	27,490	6,903,839
Media 3.2%
Comcast Corp. "A" (a)	707,508	26,446,649
News Corp. "A"	662,274	16,914,478

		43,361,127
Multiline Retail 0.7%
Dollar General Corp.*	226,174	9,972,012
Specialty Retail 4.6%
Bed Bath & Beyond, Inc.* (a)	224,966	12,577,849
Dick's Sporting Goods, Inc. (a)	289,051	13,148,930
GNC Holdings, Inc. "A" (a)	202,085	6,725,389
Limited Brands, Inc. (a)	440,113	20,711,718
Sally Beauty Holdings, Inc.* (a)	434,416	10,239,185

		63,403,071
Textiles, Apparel & Luxury Goods 3.3%
Coach, Inc. (a)	251,173	13,942,613
NIKE, Inc. "B"	603,498	31,140,497

		45,083,110
Consumer Staples 11.9%
Beverages 3.1%
Beam, Inc.	309,774	18,924,093
PepsiCo., Inc.	346,969	23,743,089

		42,667,182
Food & Staples Retailing 5.3%
Costco Wholesale Corp.	342,273	33,806,304
Wal-Mart Stores, Inc.	167,934	11,458,137
Whole Foods Market, Inc.	303,350	27,704,956

		72,969,397
Food Products 3.5%
Hillshire Brands Co.	390,950	11,001,333
Kraft Foods Group, Inc.	186,654	8,487,157
Mead Johnson Nutrition Co.	227,703	15,003,351
Mondelez International, Inc. "A"	559,961	14,262,207

		48,754,048
Energy 5.0%
Energy Equipment & Services 2.3%
Cameron International Corp.*	135,193	7,632,997
Schlumberger Ltd.	355,398	24,625,527

		32,258,524
Oil, Gas & Consumable Fuels 2.7%
Anadarko Petroleum Corp.	228,704	16,994,994
Concho Resources, Inc.*	64,378	5,186,292
EOG Resources, Inc.	118,798	14,349,611

		36,530,897
Financials 5.1%
Capital Markets 2.4%
Ameriprise Financial, Inc.	138,527	8,675,946
T. Rowe Price Group, Inc. (a)	360,924	23,506,980

		32,182,926
Consumer Finance 1.2%
Discover Financial Services	423,045	16,308,385
Real Estate Investment Trusts 1.4%
American Tower Corp. (REIT)	252,893	19,541,042
Real Estate Management & Development 0.1%
Realogy Holdings Corp.*	34,218	1,435,787
Health Care 12.8%
Biotechnology 6.1%
Celgene Corp.*	438,204	34,495,419
Cepheid, Inc.* (a)	314,747	10,641,596
Gilead Sciences, Inc.* (a)	370,683	27,226,666
Medivation, Inc.* (a)	242,051	12,383,329

		84,747,010
Health Care Equipment & Supplies 1.8%
CareFusion Corp.*	472,860	13,514,339
St. Jude Medical, Inc. (a)	312,623	11,298,195

		24,812,534
Health Care Providers & Services 3.6%
Express Scripts Holding Co.*	561,519	30,322,026
McKesson Corp.	196,949	19,096,175

		49,418,201
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.	276,961	17,664,573
Industrials 12.2%
Aerospace & Defense 1.2%
TransDigm Group, Inc.	120,691	16,457,425
Commercial Services & Supplies 0.8%
Stericycle, Inc.* (a)	117,913	10,997,745
Electrical Equipment 3.4%
AMETEK, Inc.	561,252	21,086,238
Regal-Beloit Corp.	103,865	7,319,366
Roper Industries, Inc.	167,427	18,664,762

		47,070,366
Industrial Conglomerates 2.1%
General Electric Co.	1,400,085	29,387,784
Machinery 3.5%
Dover Corp.	235,820	15,495,732
Parker Hannifin Corp. (a)	258,835	22,016,505
SPX Corp.	150,423	10,552,174

		48,064,411
Road & Rail 1.2%
Norfolk Southern Corp.	258,545	15,988,423
Information Technology 31.2%
Communications Equipment 3.8%
QUALCOMM, Inc.	843,222	52,296,629
Computers & Peripherals 10.9%
Apple, Inc.	212,937	113,501,809
EMC Corp.*	1,454,224	36,791,867

		150,293,676
Internet Software & Services 3.6%
eBay, Inc.*	267,734	13,659,789
Google, Inc. "A"*	51,445	36,493,539

		50,153,328
IT Services 3.9%
Accenture PLC "A"	453,207	30,138,265
International Business Machines Corp.	123,998	23,751,817

		53,890,082
Semiconductors & Semiconductor Equipment 1.4%
Broadcom Corp. "A"*	105,985	3,519,762
Skyworks Solutions, Inc.*	220,216	4,470,385
Texas Instruments, Inc. (a)	346,453	10,719,256

		18,709,403
Software 7.6%
Check Point Software Technologies Ltd.* (a)	289,316	13,783,014
Citrix Systems, Inc.*	275,494	18,113,731
Microsoft Corp.	1,061,999	28,387,233
Oracle Corp.	1,131,831	37,712,609
Solera Holdings, Inc. (a)	121,952	6,520,773

		104,517,360
Materials 3.1%
Chemicals 2.8%
Ecolab, Inc. (a)	271,736	19,537,818
LyondellBasell Industries NV "A"	66,747	3,810,586
Monsanto Co.	161,463	15,282,473

		38,630,877
Metals & Mining 0.3%
Freeport-McMoRan Copper & Gold, Inc.	101,179	3,460,322
Utilities 0.3%
Water Utilities
American Water Works Co., Inc.	123,544	4,587,189

Total Common Stocks (Cost $1,020,381,786)		1,339,918,802
Securities Lending Collateral 17.6%
Daily Assets Fund Institutional, 0.20% (b) (c) (Cost $242,019,674)	242,019,674	242,019,674
Cash Equivalents 2.9%
Central Cash Management Fund, 0.15% (b) (Cost $40,688,494)	40,688,494	40,688,494

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,303,089,954) †	117.8	1,622,626,970
Other Assets and Liabilities, Net	(17.8)	(245,523,363)

Net Assets	100.0	1,377,103,607

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,304,954,764.  At December 31, 2012, net unrealized appreciation for all securities based on tax cost was $317,672,206.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $343,901,395 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $26,229,189.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2012 amounted to $241,050,023, which is 17.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,339,918,802	$—	$—	$1,339,918,802
Short-Term Investments(d)	282,708,168	—	—	282,708,168
Total	$1,622,626,970	$—	$—	$1,622,626,970

There have been no transfers between fair value measurement levels during the period ended December 31, 2012.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 19, 2013